Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,965,466.39

Principal:
Principal Collections	$25,932,309.85
Prepayments in Full	$18,403,460.26
Liquidation Proceeds	$500,892.48
Recoveries	$14,734.33
Sub Total	$44,851,396.92
Collections	$48,816,863.31

Purchase Amounts:
Purchase Amounts Related to Principal	$109,323.86
Purchase Amounts Related to Interest	$705.91
Sub Total	$110,029.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,926,893.08

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,926,893.08
Servicing Fee	$1,004,299.01	$1,004,299.01	$0.00	$0.00	$47,922,594.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,922,594.07
Interest - Class A-2 Notes	$171,006.16	$171,006.16	$0.00	$0.00	$47,751,587.91
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$47,438,945.41
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$47,291,906.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,291,906.91
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$47,224,433.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,224,433.16
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$47,174,447.33
Third Priority Principal Payment	$8,086,513.42	$8,086,513.42	$0.00	$0.00	$39,087,933.91
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$39,024,793.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,024,793.91
Regular Principal Payment	$40,737,288.44	$39,024,793.91	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,926,893.08

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$8,086,513.42
Regular Principal Payment					$39,024,793.91
Total					$47,111,307.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$47,111,307.33	$87.26	$171,006.16	$0.32	$47,282,313.49	$87.58
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$47,111,307.33	$29.26	$811,286.74	$0.50	$47,922,594.07	$29.76

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$427,515,402.78	0.7918418	$380,404,095.45	0.7045825
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,149,685,402.78	0.7140593	$1,102,574,095.45	0.6847989

Pool Information
Weighted Average APR	4.060%	4.045%
Weighted Average Remaining Term	49.15	48.30
Number of Receivables Outstanding	57,885	56,581
Pool Balance	$1,205,158,816.99	$1,159,884,999.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,153,230,039.30	$1,110,028,889.36
Pool Factor	0.7320865	0.7045844

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$17,398,274.99
Yield Supplement Overcollateralization Amount	$49,856,110.21
Targeted Overcollateralization Amount	$59,023,398.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,310,904.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		129	$327,830.97
(Recoveries)		7	$14,734.33
Net Losses for Current Collection Period			$313,096.64
Cumulative Net Losses Last Collection Period			$888,299.39
Cumulative Net Losses for all Collection Periods			$1,201,396.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.96%	489	$11,186,908.89
61-90 Days Delinquent	0.09%	44	$993,565.67
91-120 Days Delinquent	0.03%	10	$303,099.23
Over 120 Days Delinquent	0.02%	9	$264,414.52
Total Delinquent Receivables	1.10%	552	$12,747,988.31

Repossession Inventory:
Repossessed in the Current Collection Period		29	$661,668.59
Total Repossessed Inventory		38	$1,044,061.85

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2184%
Preceding Collection Period			0.1687%
Current Collection Period			0.3177%
Three Month Average			0.2349%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1026%
Preceding Collection Period			0.1088%
Current Collection Period			0.1113%
Three Month Average			0.1076%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer